Note 27 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Table [Text Block]
Disposal Groups, Including Discontinued Operations [Table Text Block]

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Revenues	$89	$70	$30	$38

Cost of sales	86	74	28	50
Selling, general and administrative expenses	22	26	9	16
Research and development expenses	17	30	12	22
Restructuring costs and other	1	3	—	—
Loss from discontinued operations, before income taxes	(37)	(63)	(19)	(48)
(Provision) benefit for income taxes	(2)	—	—	—
Loss from discontinued operations, net of income taxes	$(39)	$(63)	$(19)	$(48)

(in millions)	December 31, 2015	December 31, 2014
ASSETS
Cash and cash equivalents	$1	$—
Receivables, net	15	12
Inventories, net	51	57
Property, plant and equipment, net	32	23
Intangible assets, net	38	42
Other assets	4	3
Assets of business held for sale	$141	$137
LIABILITIES
Accounts payable, trade	$9	$7
Current portion of long-term debt	1	—
Other current liabilities	12	23
Long-term debt, net of current portion	2	—
Pension and other postretirement liabilities	4	5
Other long-term liabilities	1	2
Liabilities of business held for sale	$29	$37

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Depreciation	$6	$4	$1	$2
Amortization	4	4	1	2
Capital expenditures	3	1	1	—

Schedule of Disposal Groups Including Discontinued Operations Consolidated Statement of Financial Position [Table Text Block]

	As of December 31,
(in millions)	2015	2014
Inventories, net	$—	$2
Property, plant and equipment, net	—	4
Other assets	—	6
Current assets held for sale	$—	$12

Trade payables	$—	$1
Current liabilities held for sale	$—	$1

Schedule of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]

	Successor			Predecessor
	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
(in millions)
Revenues from Personalized and Document Imaging	$1	$61	$77	$738
Revenues from other discontinued operations	—	—	1	23
Total revenues from discontinued operations	$1	$61	$78	$761

Pre-tax (loss) earnings from Personalized and Document Imaging	$(5)	$9	$5	$(217)
Pre-tax loss from other discontinued operations	—	—	1	(14)
(Provision) benefit for income taxes related to discontinued operations	(3)	(5)	(2)	96
Earnings (loss) from discontinued operations, net of income taxes	$(8)	$4	$4	$(135)